Interest-Bearing Loans and Borrowings - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, Non Current	¥ 1.5
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	5.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	5.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	3.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	3.7
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	10.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	10.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	10.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	3.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	3.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	4.0
Secured Bank Loan [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	1.0
Secured Other Borrowings [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	1.5
Secured bank loans received, Non Current	1.5
Secured Other Borrowings [Member]
Schedule of Interest-Bearing Loans and Borrowings [Line Items]
Secured bank loans received, current	¥ 31.0	[1]

[1]	This loan has expired in December, 2024. The Group is in negotiation with the counter-party regarding the repayment terms.